Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Basic earnings per share
Net income	$ 3,263	$ 3,109	$ 9,665	$ 9,181
Preferred share dividends	(67)	(89)	(206)	(251)
Net income attributable to non-controlling interests		(8)	(6)	(28)
Net income available to common shareholders	$ 3,197	$ 3,031	$ 9,454	$ 8,939
Weighted average number of common shares (in thousands)	1,434,276	1,440,477	1,435,485	1,445,136
Basic earnings per share (in dollars)	$ 2.23	$ 2.10	$ 6.59	$ 6.19
Diluted earnings per share
Net income available to common shareholders	$ 3,197	$ 3,031	$ 9,454	$ 8,939
Dilutive impact of exchangeable shares	4	4	11	11
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 3,201	$ 3,035	$ 9,465	$ 8,950
Weighted average number of common shares (in thousands)	1,434,276	1,440,477	1,435,485	1,445,136
Stock options	2,056	2,547	2,102	2,776
Issuable under other share-based compensation plans	743	731	740	745
Exchangeable shares	3,055	3,201	3,172	3,166
Average number of diluted common shares (in thousands)	1,440,130	1,446,956	1,441,499	1,451,823
Diluted earnings per share (in dollars)	$ 2.22	$ 2.10	$ 6.57	$ 6.16
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,263	$ 3,101	$ 9,659	$ 9,153
Preferred share dividends	$ (66)	$ (71)	$ (205)	$ (214)